Cover	Dec. 01, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 3, 2023, China Health Industries Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K (the “First Report”) with the Securities and Exchange Commission (the “Commission”) with respect to certain stock transfer agreements (the “Agreements”) entered into by and among Harbin Humankind Biology Technology Co., Limited (“Humankind”), a wholly owned subsidiary of the Company, Mr. Xin Sun and Mr. Kai Sun (collectively, the “Sellers”) regarding the of Heilongjiang HempCan Pharmaceuticals Co., Ltd. (“HempCan”). Pursuant to the Agreements, the Company paid the Sellers an aggregate cash consideration of RMB295 million (approximately $40,916,530) in exchange for 100% equity ownership of HempCan (the “Transaction”). On December 1, 2023, the Company filed a Current Report on Form 8-K (the “Second Report”) with the Commission to disclose the closing of the Transaction as described in the First Report. The First Report, the Second Report, and the English translation of the Agreements filed as Exhibit 10.1 and Exhibit 10.2 in the Second Report are incorporated herein by reference.
Document Period End Date	Dec. 01, 2023
Entity File Number	000-51060
Entity Registrant Name	CHINA HEALTH INDUSTRIES HOLDINGS, INC.
Entity Central Index Key	0001309057
Entity Tax Identification Number	86-0827216
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3199-1 Longxiang Road, Songbei District
Entity Address, City or Town	Harbin City, Heilongjiang Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	150028
City Area Code	86-451
Local Phone Number	88100688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false